Notes payable - Long-Term Obligation (Details) $ in Thousands, € in Millions	Oct. 31, 2025 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 EUR (€)	Oct. 31, 2024 CAD ($)	Apr. 02, 2024 CAD ($)	Nov. 18, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total	$ 13,439			$ 14,039
Less current portion	(1,536)			(13,974)
Long-term obligation	11,903			65
Nuleaf notes payable
Disclosure of detailed information about borrowings [line items]
Total	0			1,086	$ 1,878
OCN notes payable
Disclosure of detailed information about borrowings [line items]
Total	0			12,888		$ 12,783
Term loan
Disclosure of detailed information about borrowings [line items]
Total	3,637	$ 3,885	€ 2.5	0
Less current portion	(808)
Long-term obligation	2,830
Vendor loan
Disclosure of detailed information about borrowings [line items]
Total	9,007			0
Other
Disclosure of detailed information about borrowings [line items]
Total	$ 795			$ 65